FINANCE COSTS - Disclosure of Finance Costs Recognized (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Disclosure Of Finance Costs [Abstract]
Lease finance charges	$ 13,747	$ 11,859
Other finance costs	0	462
Total finance costs	$ 13,747	$ 12,321